EARNING PER SHARE (Tables)	6 Months Ended
Dec. 31, 2025
EARNING PER SHARE
Schedule of earnings per share

	Three-month period ended		Six-month period ended
	12/31/2025	12/31/2024	12/31/2025	12/31/2024
Numerator
Loss for the period from continuing operations attributable to equity holders of the parent	(5,045,798)	6,201,853	(9,665,833)	2,256,303
Loss for the period from discontinued operations attributable to equity holders of the parent	(177,994,023)	(6,058,318)	(180,701,873)	(8,482,030)
Loss for the period attributable to equity holders attributable to equity holders of the parent	(183,039,821)	143,535	(190,367,706)	(6,225,727)

Denominator
Weighted average number of shares (basic EPS)	63,477,113	62,822,158	63,477,113	62,822,158
Weighted average number of shares (diluted EPS)	63,477,113	63,170,350	63,477,113	63,170,350

(Loss)/Profit per share from continuing operations
Basic loss attributable to ordinary equity holders of the parent	(0.0795)	0.0987	(0.1523)	0.0359
Diluted loss attributable to ordinary equity holders of the parent	(0.0795)	0.0982	(0.1523)	0.0357

Loss per share from discontinued operations
Basic loss attributable to ordinary equity holders of the parent	(2.8041)	(0.0964)	(2.8467)	(0.1350)
Diluted loss attributable to ordinary equity holders of the parent	(2.8041)	(0.0964)	(2.8467)	(0.1350)

(Loss)/Profit per share for the period attributable to equity holders
Basic loss attributable to ordinary equity holders of the parent	(2.8836)	0.0023	(2.9990)	(0.0991)
Diluted loss attributable to ordinary equity holders of the parent	(2.8836)	0.0023	(2.9990)	(0.0991)